Income taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of income tax expenses (benefit)
Current income tax expense (benefit)	$ 1,385	$ (488)	$ 1,584	$ 960	$ (9,257)
Deferred tax expense (benefit)	(17,676)	2,011	(9,908)	17,964	(6,436)
Total income tax expense (benefit)	(16,291)	1,523	(8,324)	18,924	(15,693)
Canadian enacted statutory rate (as a percent)	25.00%		26.50%	28.50%	30.00%
Reconciliation of income taxes
Computed income taxes at Canadian statutory rate	16,300		(11,651)	4,295	(16,254)
Increases (decreases) resulting from:
Dividend withholding tax			371	765
Various Income Tax rates for Operating Countries			(5,636)	1,537	(5,418)
Foreign exchange			(113)
Permanent differences			(1,479)		(1,131)
Canadian loss carryforwards					(13,204)
Non-deductible acquisition costs			4,287
Non-deductible interest expense			2,134
Federal grant			(6,573)
Prior year true-up			2,246		(1,970)
Other			(1,283)	38	279
Income tax expense (benefit) after adjustments for operating countries with different income tax rates			(17,287)	5,832	(21,672)
Valuation allowance			9,373	12,289	22,005
Income tax expense (benefit) after adjustments for operating countries with different income tax rates and valuation allowance			(7,914)	18,121	333
Total other reconciliation items			(410)	803	(16,026)
Total income tax expense (benefit)	(16,291)	1,523	(8,324)	18,924	(15,693)
Deferred tax assets:
Intangible assets				37,488
Loss carryforwards			122,472	58,702
Other accrued liabilities			28,059	18,869
Issuance costs			6,532	2,312
Disallowed interest carryforward			9,189
Unrealized foreign exchange gain			441
Other				130
Total deferred tax assets			166,693	117,501
Valuations allowance	(97,400)		(89,020)	(79,420)
Net deferred tax assets			77,673	38,081
Deferred tax liabilities:
Intangible assets			(121,055)
Property, plant and equipment			(133,689)	(66,535)
Natural gas and interest rate hedges				(170)
Derivative contracts			(4,752)
Unrealized foreign exchange gain				(815)
Other long-term investments			(921)
Other			(181)
Total deferred tax liabilities			(260,598)	(67,520)
Net deferred tax liability			(182,925)	(29,439)
Net deferred tax position
Long-term deferred tax liabilities, net	(165,413)		(182,925)	(29,439)
Net deferred tax liability			$ (182,925)	$ (29,439)